AMG Systematic Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
May 31, 2019

	Shares	Value		Value
Short-Term Investments - 102.2%			Total Investments - 102.2%
Other Investment Companies - 102.2% [1]			(Cost $24,472,146)	$24,472,146
Dreyfus Government Cash Management Fund,			Other Assets, less Liabilities - (2.2)%	(533,854)
Institutional Shares, 2.28% [2]	8,075,808	$8,075,808	Net Assets - 100.0%	$23,938,292
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.34% [2]	8,075,808	8,075,808
JPMorgan U. S. Government Money Market Fund,
IM Shares, 2.34% [2]	8,320,530	8,320,530
Total Short-Term Investments
(Cost $24,472,146)		24,472,146

1 Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.
2 Yield shown represents the May 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of May 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Other Investment Companies	$24,472,146	—	—	$24,472,146
Total Investments in Securities	$24,472,146	—	—	$24,472,146

For the period ended May 31, 2019, there were no transfers in or out of Level 3.

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